Fair value measurements and Hedging - Derivative instruments effect on statements of operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Gain/(loss) on interest rate swaps, net
Gains/(loss) of de-designated accounting hedging relationship	$ (507)	$ 0
Total Gain/(loss) on interest rate swaps, net	(507)	0
Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	14,412	633
Total Gain/(loss) recognized	14,412	633
Gain/(loss) on forward freight agreements and bunker swaps, net
Total Gain/(loss) recognized	4,207	(3,939)
Forward Freight Agreements [Member]
Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on forward freight agreements and freight options	2,796	1,023
Unrealized gain/(loss) on forward freight agreements and freight options	(116)	(1,169)
Bunker Swaps [Member]
Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on bunker swaps	4,476	(4,085)
Unrealized gain/(loss) on bunker swaps	$ (2,949)	$ 292